Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		5.30%
US Regulated
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.25%	2.10%
WPD
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.50%
WPD | Actuarial assumption of terminal growth rate
Disclosure of reconciliation of changes in goodwill [line items]
Sensitivity analysis, actuarial assumption after reasonably possible change	2.00%
WPD | Actuarial assumption of discount rates
Disclosure of reconciliation of changes in goodwill [line items]
Sensitivity analysis, actuarial assumption after reasonably possible change	5.40%
Sensitivity analysis, reasonably possible change in actuarial assumption	0.20%
WPD Group
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.20%
WPD DNOs
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	4.90%
New York
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.50%
New England
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.60%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 9,532	£ 4,588	£ 5,712
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	£ 0
Goodwill | Federal | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	544
Goodwill | Massachusetts | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	963
Goodwill | New York
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,151
Goodwill | New England
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 1,510